Alger Mid Cap Growth Fund Expense Example - Class A B C Shares [Member] - Alger Mid Cap Growth Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 643
Expense Example, with Redemption, 3 Years	892
Expense Example, with Redemption, 5 Years	1,160
Expense Example, with Redemption, 10 Years	1,925
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	697
Expense Example, with Redemption, 3 Years	909
Expense Example, with Redemption, 5 Years	1,247
Expense Example, with Redemption, 10 Years	2,264
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	$ 2,369